Segmented Information - Segmented Revenue by Geographical Location of Customer (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Segmented Information
Geographical revenue	$ 201,108	$ 179,815	$ 394,729	$ 348,554
United States
Segmented Information
Geographical revenue	141,918	121,530	276,781	234,962
Europe, Middle-East and Africa
Segmented Information
Geographical revenue	42,635	42,326	85,965	82,725
Canada
Segmented Information
Geographical revenue	11,070	10,781	21,409	20,668
Asia Pacific
Segmented Information
Geographical revenue	$ 5,485	$ 5,178	$ 10,574	$ 10,199